TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (13,189)	$ (7,172)	$ (7,018)
Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2021, 2020 and 2019, respectively)	(3,034)	(1,650)	(1,614)
Changes in valuation allowance	2,604	1,979	951
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	0	0	0
Write off of prepaid and withholding taxes	875	1,066	1,536
Foreign tax rates differences related to subsidiaries	14	35	44
Non-deductible expenses	71	72	470
Capital note release taxes	100	0	0
Other expenses and Exchange rate differences	488	(383)	(143)
Non-deductible share-based compensation expense	633	557	397
Change in expense associated with tax positions for current year	100	500	0
Actual tax expense	$ 1,851	$ 2,176	$ 1,641